Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 16	$ 13	$ 24
Charged to Costs & Expenses	0	3	0
Charged to Other Accounts	0	0	0
Deductions	0	0	11
Balance at End of Period	16	16	13
Deferred Tax Asset Valuation Allowance [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	425	410	528
Charged to Costs & Expenses	17	15	0
Charged to Other Accounts	0	0	0
Deductions	43	0	118
Balance at End of Period	399	425	410
Inventory Excess and Obsolete Reserves [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	83	71	100
Charged to Costs & Expenses	134	105	80
Charged to Other Accounts	0	0	0
Deductions	130	93	109
Balance at End of Period	87	83	71
Reserves Related to Business Restructuring [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2	3	4
Charged to Costs & Expenses	0	0	0
Charged to Other Accounts	0	0	0
Deductions	2	1	1
Balance at End of Period	$ 0	$ 2	$ 3